Capital and financing structure	12 Months Ended
Dec. 31, 2025
Capital and financing structure [Abstract]
Disclosure of capital and financing structure [Text Block]
SECTION 5: CAPITAL AND FINANCING STRUCTURE AT DECEMBER 31, 2025 AND 2024
The notes in this section describe trends in Ferrovial's financial structure at December 31, 2025 and 2024, addressing both changes in equity (Note 5.1) and cash and cash equivalents and borrowings (Note 5.2), broken down by project company and ex-project company. They also describe the Group's exposure to the main financial risks and risk management policies (Note 5.4), as well as derivatives contracted for such purposes (Note 5.5).
At December 31, 2025, the Company’s equity (Note 5.1) attributed to shareholders reached EUR 5,908 million, implying a variation compared to the previous year of EUR -167 million, mainly explained by the net profit for the year (EUR 888 million), offset by cash dividends and treasury shares purchases (EUR -657 million), and the negative effect of income and expenses recognized directly in Equity (EUR -509 million), on the back of the negative currency translation differences impact of the year (EUR -434 million).

EQUITY ATTRIBUTED TO SHAREHOLDERS	(Million euro)
Closing balance at 12.31.2024	6,075
Net profit/(loss)	888
Income and expense recognized directly in equity	(509)
Amounts transferred to the income statement	93
Cash dividend and treasury share purchases	(657)
Share-based remuneration scheme	15
Other	3
Closing balance at 12.31.2025	5,908
Regarding infrastructure project borrowings, the variation during 2025 is primarily due to the foreign exchange effect (EUR -904 million) and the impact of scope changes relating to the classification as held for sale of Transchile Charrúa Transmisión, S.A. (EUR -93 million). The increase of EUR 214 million is mainly due to the drawdowns in Misae Solar IV LLC to finance the construction of a solar plant in Texas.

BORROWINGS OF INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2024	8,400
Net drawdowns	214
Exchange rate effects	(904)
Changes in scope of consolidation	(93)
Closing balance at 12.31.2025	7,617
Regarding ex-infrastructure project borrowings, the variation during the year is primarily due to the repayment of the syndicated loan in January 2025 (EUR -252 million), as well as to the reduction in Euro Commercial Paper (ECPs) issued at the December 2025 closing (EUR -199 million), partially offset by the variation in corporate bonds during the year. It is also, worth mentioning the repayment of the bond issued in March 2017 and maturing in March 2025 (EUR 500 million), and the issuance of a new bond on January 16, 2025 (EUR 500 million) with an interest rate of 3.250% and maturity on January 2030, and a new non-dilutive convertible bond issued on November 20, 2025, with a book value of EUR 355 million.

BORROWINGS OF EX INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2024	2,886
Net drawdowns	(65)
Exchange rate effects	(5)
Changes in scope of consolidation	(7)
Closing balance at 12.31.2025	2,810